Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Comprehensive loss, net of tax:
Net loss	$ (134,044)	$ (74,275)
Unrealized gains (losses) on marketable securities	(332)	348
Comprehensive loss	$ (134,376)	$ (73,927)